JPMorgan Prime Money Market Fund Expense Example - Morgan C Shares [Member] - JPMorgan Prime Money Market Fund - Morgan	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640